Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Statutory income tax rate for the years	25.00%	25.00%	25.50%
Income Tax Examination, Liability Recorded		$ 5,300,000
Valuation Allowance, Deferred Tax Asset, Change in Amount		2,300,000
Unrecognized Tax Benefit, Net	8,800,000	6,300,000
Unrecognized tax benefits that would impact effective tax rate	8,800,000	6,300,000
Unrecognized tax benefits which may be realized	2,400,000
Recognized interest income	2,800,000	100,000
Accrued interest included in accrued and other liabilities	3,000,000	500,000
Net deferred tax liability	164,988,000	181,477,000
Total foreign net operating losses	58,700,000	39,400,000
Valuation allowance amounts	400,000	4,300,000
Decrease in valuation allowance	3,900,000	1,100,000
Undistributed Earnings Of Foreign Subsidiaries	185,000,000
Undistributed Earnings of Foreign Subsidiaires, Portion That is Not Permanently Reinvested	18,000,000
Deferred tax liabilities on unremitted earnings of certain subsidiary	(1,215,000)	(1,175,000)
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	13,500,000	5,100,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 45,200,000	$ 34,300,000